The Advisors' Inner Circle Fund
                         TS&W Equity Portfolio
                       TS&W Fixed Income Portfolio
                   TS&W International Equity Portfolio


                  Supplement Dated June 16, 2003 to the
                     Prospectus Dated March 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

                            TS&W Equity Portfolio

The chart in the section entitled Annual Fund Operating Expenses (expenses that are deducted from fund assets) on page 4 of the Prospectus should be removed and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

The fund's annual operating expenses are deducted from the fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

MANAGEMENT FEE                                                            0.75%
-------------------------------------------------------------------------------
OTHER EXPENSES*                                                           0.47%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES**                                    1.22%
-------------------------------------------------------------------------------

* Other Expenses include amounts related to an expense offset arrangement the Predecessor Equity Fund had that reduced its custodial fee based on the amount of cash maintained with its custodian. Because this expense offset arrangement does not apply to the fund, the fund's Other Expenses may be higher than those presented in the table above. Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of the arrangements, the fund's expenses generally may be reduced.

** The adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.50%. The adviser may change or cancel this expense limitation at any time.

                            TS&W Fixed Income Portfolio

The chart in the section entitled Annual Fund Operating Expenses (expenses that are deducted from fund assets) on page 9 of the Prospectus should be removed and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

The fund's annual operating expenses are deducted from the fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

MANAGEMENT FEE                                                            0.45%
-------------------------------------------------------------------------------
OTHER EXPENSES*                                                           0.58%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES**                                    1.03%
-------------------------------------------------------------------------------

* Other Expenses include amounts related to an expense offset arrangement the Predecessor Fixed Income Fund had that reduced its custodial fee based on the amount of cash maintained with its custodian. Because this expense offset arrangement does not apply to the fund, the fund's Other Expenses may be higher than those presented in the table above.

** The adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.25%. The adviser may change or cancel this expense limitation at any time.

                            TS&W International Equity Portfolio

The chart in the section entitled Annual Fund Operating Expenses (expenses that are deducted from fund assets) on page 13 of the Prospectus should be removed and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

The fund's annual operating expenses are deducted from the fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

MANAGEMENT FEE                                                            1.00%
-------------------------------------------------------------------------------
OTHER EXPENSES*                                                           0.45%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES**                                    1.45%
-------------------------------------------------------------------------------

* Other Expenses include amounts related to an expense offset arrangement the Predecessor International Equity Fund had that reduced its custodial fee based on the amount of cash maintained with its custodian. Because this expense offset arrangement does not apply to the fund, the fund's Other Expenses may be higher than those presented in the table above. Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of the arrangements, the fund's expenses generally may be reduced.

** The adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.75%. The adviser may change or cancel this expense limitation at any time.


                 -----------------------------------

The prospectus is hereby amended to reflect these changes.

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 TSW-SK-001-0100